PROVISIONS AND CONTINGENT LIABILITIES - Contingent liabilities narrative (Details) ৳ in Millions, $ in Millions						1 Months Ended	5 Months Ended
	Feb. 20, 2018	Apr. 27, 2016 action	Aug. 13, 2015	May 18, 2015 BDT (৳) sim_card	Apr. 01, 2012 BDT (৳) sim_card operator	Jun. 30, 2020 USD ($)	Aug. 31, 2013 amendment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 20, 2017 BDT (৳)	Nov. 20, 2017 USD ($)	May 18, 2015 USD ($)	Apr. 01, 2012 USD ($)
Disclosure of other provisions [line items]
Threshold value of other individual contingencies for disclosure								$ 5
Total value of all other individual contingencies above threshold other than amounts already disclosed								484	$ 69
Global Telecom Holding
Disclosure of other provisions [line items]
Settlement amount paid to other party						$ 9
Gains on litigation settlements						$ 41
VEON - Securities Class Action
Disclosure of other provisions [line items]
Number of class action lawsuits filed against the company | action		2
VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Legal provisions								$ 11	$ 11
Sale of Telecel Global Limited
Disclosure of other provisions [line items]
Number of amendments to SPA | amendment							3
NBR | VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Unpaid SIM tax					৳ 7,740								$ 91
Number of random SIM cards purchased by NBR | sim_card					5
Total number of SIM cards issued | sim_card					7,021,834
Number of other operators that received notices | operator					3
Percentage of exposure of the original demand					8.50%
Assessed SIM tax liability					৳ 7,620								$ 90
LTU | VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Unpaid SIM tax										৳ 1,690	$ 20
Number of random SIM cards purchased by Review Committee | sim_card					1,200
Percentage of incorrectly registered SIM cards					4.83%
Number of SIM cards incorrectly issued | sim_card				6,887,633
SIM tax payable on incorrectly issued SIM cards				৳ 5,320								$ 63
Percentage of SIM tax deposited	10.00%		10.00%